KUSHI NATURAL FOODS CORP.
                        3rd Floor, A Tower of Chuang Xin
                           Information Building No. 72
                         Second Keji Road, Hi Tech Zone
                                   Xi'An China


                                                                 August 29, 2005

U.S. Securities and
Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


                  RE: KUSHI NATURAL FOODS CORP. (THE "COMPANY") FORM 8K FILED 8/23/2005
                           FILE NO. 000-30115


Ladies and Gentlemen:

         We have received your comment letter dated August 25, 2005 regarding the above filing and have filed Amendment 1 to the 8K to comply with your comments. In connection with this filing, please be advised that the Company hereby acknowledges the following:

     1. The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
     2. SEC staff comments or changes to disclosure in response to comments from the SEC do not foreclose the SEC from taking any action with respect to the filing; and
     3. The Company may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

                                                     Sincerely,

                                                     KUSHI NATURAL FOODS CORP.

                                                     By:/S/ PENGCHENG CHEN
                                                     -----------------------
                                                     Pengcheng Chen, CEO